Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jan. 01, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023
Derivative [Line Items]
Deferred net gain on derivatives included in accumulate other comprehensive loss, after tax	$ (8)		$ 1	$ 31	$ (3)
Interest rate cash flow hedge gain reclassified to earnings	1			2
Fair value of contracts designated in net investments hedges in liabilities position	48	$ 54		48		$ 54
Equity securities without readily determinable fair value, amount, cost method investment	78	$ 56		$ 78		$ 56
Minimum
Derivative [Line Items]
Contract term (in years)						12 months
Maximum
Derivative [Line Items]
Contract term (in years)						18 months
Tranche 1
Derivative [Line Items]
Contract term (in years)				5 years
Tranche 2
Derivative [Line Items]
Contract term (in years)				10 years
Tranche 3
Derivative [Line Items]
Contract term (in years)				30 years
Interest rate swaps
Derivative [Line Items]
Gain on derivative				$ 48
Forward starting interest rate swap, amount received				$ 38
Interest rate swaps | Tranche 1
Derivative [Line Items]
Contract term (in years)		5 years		5 years
Interest rate swaps | Tranche 2
Derivative [Line Items]
Contract term (in years)		10 years		10 years
Interest rate swaps | Tranche 3
Derivative [Line Items]
Contract term (in years)		30 years		30 years
Foreign Exchange Contract
Derivative [Line Items]
Forward foreign exchange contracts not designated in cash flow hedging relationships	18	$ 14		$ 18		$ 14
Foreign Exchange Contract | Net investment hedges
Derivative [Line Items]
Fair value of contracts designated in net investments hedges in liabilities position	2	0		2		0
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivative [Line Items]
Deferred net gain on derivatives included in accumulate other comprehensive loss, after tax			$ 1
Forward foreign exchange contracts not designated in cash flow hedging relationships	$ 1	$ 0		$ 1		$ 0